CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Schedule of Debt) (Details) (USD $)	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Third Party
Convertible notes payable, principal		$ 107,625
Convertible notes payable, unamortized discount		(33,411)
Convertible notes payable, net		74,214
Less current portion, principal		107,625
Less current portion, unamortized discount		(33,411)
Less current portion, net	174,343	74,214
Convertible notes payable, net of current portion, principal
Convertible notes payable, net of current portion, unamortized discount
Convertible notes payable, net of current portion, net
Related Party
Convertible notes payable, related, principal		1,907,354
Convertible notes payable, related, unamortized discount		(126,641)
Convertible notes payable, related, net		1,780,713
Notes payable, related, principal		84,380
Notes payable, related, unamortized discount
Notes payable, related, net	161	84,380
Convertible and notes payable, related, principal		1,991,734
Convertible and notes payable, related, unamortized discount		(126,641)
Convertible and notes payable, related, net		1,865,093
Less current portion, related, principal		494,251
Less current portion, related, unamortized portion		(126,641)
Less current portion, related, net		367,610
Convertible and nonconvertible note payable, net of current portion, principal		1,497,483
Convertible and nonconvertible note payable, net of current portion, unamortized discount
Convertible and nonconvertible note payable, net of current portion, net	$ 1,889,560	$ 1,497,483	$ 1,497,483